Expense Example, No Redemption {- Fidelity Investment Grade Bond Fund} - 08.31 Fidelity Investment Grade Bond Fund AMCIZ PRO-11 - Fidelity Investment Grade Bond Fund	Oct. 30, 2020 USD ($)
Fidelity Advisor Investment Grade Bond Fund: Class A
Expense Example, No Redemption:
1 Year	$ 475
3 Years	633
5 Years	805
10 Years	1,305
Fidelity Advisor Investment Grade Bond Fund: Class M
Expense Example, No Redemption:
1 Year	474
3 Years	630
5 Years	800
10 Years	1,293
Fidelity Advisor Investment Grade Bond Fund: Class C
Expense Example, No Redemption:
1 Year	156
3 Years	483
5 Years	834
10 Years	1,824
Fidelity Advisor Investment Grade Bond Fund: Class I
Expense Example, No Redemption:
1 Year	50
3 Years	157
5 Years	274
10 Years	616
Fidelity Advisor Investment Grade Bond Fund: Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500